Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity
Schedule of shares of common stock outstanding

	December 31,
	2015	2014	2013

Balance at beginning of year	172,792,526	173,992,168	172,454,507
Shares issued upon acquisition of IGT	45,322,614	—	—
GTECH rescission shares	(19,734,245)	—	—
Shares issued upon exercise of stock options	744,374	304,619	1,198,191
Shares issued under restricted stock award plans	1,118,970	679,242	339,470
Treasury stock purchases	—	(2,183,503)	—

Balance at end of year	200,244,239	172,792,526	173,992,168

Schedule of treasury stock purchases
	Maximum
	Shares		Purchase
	Authorized	Shares	Price
	for Purchase	Acquired	($ thousands)
June Program	1,782,426	1,782,426	43,380
October Program	16,676,505	401,077	9,780

	18,458,931	2,183,503	53,160

Schedule of declared cash dividends

	$	€
2015:
Third Quarter	0.20	—
Fourth Quarter	0.20	—

Total cash dividends declared	0.40	—

2014:
Second Quarter	1.04	0.75
Fourth Quarter	0.93	0.75

Total cash dividends declared	1.97	1.50

2013:
Second Quarter	0.95	0.73

Total cash dividends declared	0.95	0.73